Acquisitions and Divestitures (Narrative) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended		0 Months Ended		12 Months Ended																1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Bighorn Assets [Member] USD ($)	Dec. 31, 2014 Jonah Assets [Member] USD ($)	Nov. 13, 2014 Athlon Energy Inc [Member] USD ($)	Nov. 13, 2014 Athlon Energy Inc [Member] USD ($)	Sep. 26, 2014 Secondary Public Offering [Member] CAD	Sep. 26, 2014 Secondary Public Offering [Member] CAD	Dec. 31, 2014 Canadian Division [Member] USD ($)	Dec. 31, 2013 Canadian Division [Member] USD ($)	Dec. 31, 2012 Canadian Division [Member] USD ($)	Dec. 31, 2014 Canadian Division [Member] Bighorn Assets [Member] USD ($)	Dec. 31, 2012 Canadian Division [Member] Mitsubishi Cutbank Ridge Partnership [Member]	Dec. 31, 2012 Canadian Division [Member] Natural Gas Processing Plants (Member) CAD item	Dec. 31, 2014 USA Division [Member] USD ($)	Dec. 31, 2013 USA Division [Member] USD ($)	Dec. 31, 2012 USA Division [Member] USD ($)	Dec. 31, 2014 USA Division [Member] Jonah Assets [Member] USD ($)	Dec. 31, 2014 USA Division [Member] East Texas Assets [Member] USD ($)	Dec. 31, 2014 Corporate & Other [Member] USD ($)	Dec. 31, 2013 Corporate & Other [Member] USD ($)	Dec. 31, 2012 Corporate & Other [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Canadian Division [Member] Mitsubishi Cutbank Ridge Partnership [Member]	Dec. 31, 2012 Mitsubishi Corporation (member) Canadian Division [Member] Mitsubishi Cutbank Ridge Partnership [Member] CAD	Apr. 30, 2012 Toyota Tsusho (member) Canadian Division [Member] Toyota Tsusho Agreement (Member) CAD	Dec. 31, 2012 Toyota Tsusho (member) Canadian Division [Member] Toyota Tsusho Agreement (Member) CAD	Dec. 31, 2012 PetroChina (member) Canadian Division [Member] PetroChina Duvernay Partnership [Member] CAD
Acquisitions and Divestitures [Line Items]
Acquisitions	$ 3,016,000,000	$ 184,000,000	$ 379,000,000							$ 21,000,000	$ 28,000,000	$ 139,000,000				$ 2,995,000,000	$ 156,000,000	$ 240,000,000
Proceeds from divestitures	4,345,000,000	705,000,000	4,043,000,000							1,847,000,000	685,000,000	3,770,000,000	1,725,000,000		920,000,000	2,264,000,000	18,000,000	271,000,000	1,636,000,000	495,000,000	29,000,000	2,000,000	2,000,000
Number of plants sold															2
Partnership Percentage																								60.00%	40.00%			49.90%
Total Investment by Partner																									2,900,000,000		600,000,000	2,180,000,000
Initial Investment by Partner																									1,450,000,000	100,000,000		1,180,000,000
Future Capital Investment Percentage																									40.00%
Subsequent Investment Amount																									1,450,000,000		500,000,000	1,000,000,000
Commitment Period														5 years													7 years
Capital Funding Percentage																								30.00%
Gross Overriding Royalty Interest																											32.50%
Gain (Loss) on Disposition of Assets	3,426,000,000	7,000,000											1,014,000,000						209,000,000
Goodwill allocated to divestiture				257,000,000	68,000,000								257,000,000						68,000,000
Payments to Acquire Businesses, Gross						5,930,000,000
Business Acquisition, Share Price							$ 58.50
Sale of Stock in Subsidiary, Transaction date								Sep. 26, 2014
Sale of Stock in Subsidiary, Number of Shares Sold in Transaction								70.2
Sale of Stock in Subsidiary, Price Per Share									36.50
Sale of Stock, Consideration Received on Transaction								2,600,000,000
Gain (Loss) on Disposition of Stock in Subsidiary	$ 2,100,000,000